Debt (Details 2) (USD $)	0 Months Ended
	Aug. 29, 2013	Sep. 30, 2013 item
LIBOR | Adjusted LIBOR Rate Loans and Letter of Credit | Consolidated Leverage Ratio, 35%
Debt
Consolidated leverage ratio, maximum	35.00%
Variable rate basis	LIBOR
Margin (as a percent)	2.65%
LIBOR | Adjusted LIBOR Rate Loans and Letter of Credit | Consolidated Leverage Ratio, >35% and 45%
Debt
Consolidated leverage ratio, minimum	35.00%
Consolidated leverage ratio, maximum	45.00%
Variable rate basis	LIBOR
Margin (as a percent)	2.85%
LIBOR | Adjusted LIBOR Rate Loans and Letter of Credit | Consolidated Leverage Ratio, >45% and 50%
Debt
Consolidated leverage ratio, minimum	45.00%
Consolidated leverage ratio, maximum	50.00%
Variable rate basis	LIBOR
Margin (as a percent)	2.95%
LIBOR | Adjusted LIBOR Rate Loans and Letter of Credit | Consolidated Leverage Ratio, >50%
Debt
Consolidated leverage ratio, minimum	50.00%
Variable rate basis	LIBOR
Margin (as a percent)	3.40%
Base Rate | Base Rate Loans | Consolidated Leverage Ratio, 35%
Debt
Consolidated leverage ratio, maximum	35.00%
Variable rate basis	Base Rate
Margin (as a percent)	1.65%
Base Rate | Base Rate Loans | Consolidated Leverage Ratio, >35% and 45%
Debt
Consolidated leverage ratio, minimum	35.00%
Consolidated leverage ratio, maximum	45.00%
Variable rate basis	Base Rate
Margin (as a percent)	1.85%
Base Rate | Base Rate Loans | Consolidated Leverage Ratio, >45% and 50%
Debt
Consolidated leverage ratio, minimum	45.00%
Consolidated leverage ratio, maximum	50.00%
Variable rate basis	Base Rate
Margin (as a percent)	1.95%
Base Rate | Base Rate Loans | Consolidated Leverage Ratio, >50%
Debt
Consolidated leverage ratio, minimum	50.00%
Variable rate basis	Base Rate
Margin (as a percent)	2.40%
$75 million senior secured revolving credit facility bearing interest at floating rates, due August 2016
Debt
Maximum borrowing capacity		$ 75,000,000
$75 million senior secured revolving credit facility bearing interest at floating rates, due August 2016 | Operating Partnership
Debt
Maximum borrowing capacity	75,000,000
Maximum borrowing capacity, option	250,000,000
Term of facility	3 years
Number of properties included in borrowing base		7
Net book value of properties included in the borrowing base		$ 69,400,000